STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund

May 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3%
Alabama - 2.3%
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. E	5.00	6/1/2028	8,230,000	[a]	8,548,249
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. F	5.50	12/1/2028	8,000,000	[a]	8,423,657
Black Belt Energy Gas District, Revenue Bonds (Project No. 6) Ser. B	4.00	12/1/2026	10,000,000	[a]	9,979,802
Black Belt Energy Gas District, Revenue Bonds, Ser. B	5.25	12/1/2030	5,000,000	[a]	5,353,149
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 4) Ser. B1	5.00	8/1/2028	1,045,000	[a]	1,078,404
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 5) Ser. A	5.25	7/1/2029	8,075,000	[a]	8,474,939
				41,858,200
Alaska - .2%
Alaska Housing Finance Corp., Revenue Bonds (Sustainable Bond) Ser. A	3.00	6/1/2051	4,120,000		3,932,756
Arizona - 2.7%
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2027	525,000		473,605
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2025	650,000		630,940
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2028	1,000,000		875,741
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2026	600,000		563,228
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2029	675,000		573,042

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Arizona - 2.7% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2034	770,000		690,614
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2036	820,000		720,043
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2035	795,000		706,973
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000		1,805,738
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2035	850,000		910,688
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2034	1,000,000		1,077,113
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2033	900,000		970,068
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)	4.00	6/1/2029	5,000,000	[a]	4,958,557
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2035	3,050,000		3,122,381
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2034	10,000,000		10,236,448
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group) Ser. B	5.00	1/1/2034	15,935,000		17,318,405
Phoenix Civic Improvement Corp., Revenue Bonds, Refunding	5.00	7/1/2028	3,775,000		3,940,547
				49,574,131

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
California - 6.2%
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,500,000		1,528,159
Bay Area Toll Authority, Revenue Bonds, Refunding, Ser. A	2.63	4/1/2026	10,000,000	[a]	9,717,350
California, GO, Refunding	3.00	9/1/2030	8,785,000		8,437,279
California Community Choice Financing Authority, Revenue Bonds (Clean Energy Project)	5.00	5/1/2054	7,400,000	[a]	7,840,757
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)	5.00	8/1/2029	3,675,000	[a]	3,843,936
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)	5.25	10/1/2031	3,000,000	[a]	3,137,028
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. E1	5.00	3/1/2031	1,325,000	[a]	1,397,029
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1	4.00	8/1/2031	1,475,000	[a]	1,464,424
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	250,000		271,657
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	300,000		326,306
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	5.00	11/15/2049	5,375,000		5,431,986
California Health Facilities Financing Authority, Revenue Bonds (Lucile Salter Packard Children's Hospital at Stanford Obligated Group)	4.00	11/15/2047	1,120,000		1,090,691
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group) Ser. A	4.00	3/1/2033	6,990,000		6,760,911
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children's Hospital of Orange County Obligated Group)	3.00	11/1/2036	1,250,000		1,109,178

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
California - 6.2% (continued)
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Stanford Health Care Obligated Group)	3.00	8/15/2025	255,000	[a]	252,349
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	3.25	8/1/2029	5,600,000		5,463,934
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2035	315,000		309,383
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2036	385,000		376,849
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2034	250,000		245,930
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2031	315,000		312,531
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2032	225,000		222,479
California Municipal Finance Authority, Revenue Bonds, (Concordia University Irvine)	4.00	1/1/2033	235,000		231,544
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing Corp.)	4.00	1/1/2028	470,000		476,863
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing Corp.)	4.00	1/1/2029	425,000		433,058
California Public Works Board, Revenue Bonds (May Lee State Office Complex) Ser. A	5.00	4/1/2040	1,500,000		1,677,068
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	4.21	6/1/2050	7,250,000		5,324,765
Los Angeles Department of Airports, Revenue Bonds (Sustainable Bond)	5.00	5/15/2031	5,875,000		6,330,759
Los Angeles Department of Airports, Revenue Bonds, Refunding	5.00	5/15/2033	2,055,000		2,203,536
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2026	1,500,000		1,529,877
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2025	1,240,000		1,252,925
Los Angeles Unified School District, GO, Refunding, Ser. A	5.00	7/1/2031	10,000,000		11,177,176

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
California - 6.2% (continued)
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)	0.00	8/1/2033	4,000,000	[b]	2,842,460
Sacramento County Water Financing Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. B, (3 Month TSFR +0.55%)	4.31	6/1/2034	7,885,000	[c]	7,478,408
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2032	2,000,000		2,156,247
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2034	3,000,000		3,131,251
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. G	5.00	5/1/2027	5,045,000		5,195,567
Santa Maria Joint Union High School District, GO	3.00	8/1/2040	2,390,000		1,991,284
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2037	2,000,000		2,108,871
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2034	500,000		534,307
				115,616,112
Colorado - 2.1%
Centennial Water & Sanitation District, Revenue Bonds	5.25	12/1/2053	2,250,000		2,488,327
Colorado, COP, Ser. A	4.00	12/15/2036	3,000,000		3,031,051
Colorado Health Facilities Authority, Revenue Bonds, Refunding (AdventHealth Obligated Group) Ser. B	5.00	11/15/2030	10,000,000	[a]	10,794,602
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	12/1/2034	5,000,000		5,551,805
Colorado Housing & Finance Authority, Revenue Bonds (Insured; Government National Mortgage Association) Ser. F	4.25	11/1/2049	2,460,000		2,446,198
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	2,655,000		2,609,852

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Colorado - 2.1% (continued)
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2028	5,000,000	5,234,110
E-470 Public Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2040	1,450,000	1,452,521
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	7/15/2031	1,910,000	2,040,323
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2032	1,300,000	1,387,033
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2029	1,400,000	1,468,977
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2030	1,000,000	1,059,920
				39,564,719
Connecticut - 1.3%
Connecticut, GO (Sustainable Bond) Ser. B	4.00	1/15/2037	4,425,000	4,513,108
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. M	4.00	7/1/2038	1,045,000	1,040,152
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. R	3.25	7/1/2035	1,785,000	1,624,789
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	4.00	7/1/2035	4,000,000	3,963,048
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2034	4,215,000	4,432,243
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2032	2,000,000	2,120,561
Connecticut Housing Finance Authority, Revenue Bonds (Sustainable Bond) Ser. D	5.00	11/15/2039	2,715,000	2,831,998
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D1	4.00	11/15/2047	525,000	520,317

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Connecticut - 1.3% (continued)
Windsor, GO, Refunding	2.00	6/15/2030	1,420,000		1,224,587
Windsor, GO, Refunding	2.00	6/15/2029	1,420,000		1,253,281
				23,524,084
Delaware - .2%
University of Delaware, Revenue Bonds, Refunding, Ser. C	4.00	11/1/2037	4,600,000	[d]	4,600,000
District of Columbia - 2.0%
District of Columbia, Revenue Bonds, Refunding (Friendship Public Charter School)	5.00	6/1/2036	3,200,000		3,225,423
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2037	4,925,000		5,059,499
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2042	6,155,000		6,268,496
District of Columbia, Revenue Bonds, Refunding (KIPP DC Project) Ser. B	5.00	7/1/2037	1,010,000		1,037,583
District Of Columbia Housing Finance Agency, Revenue Bonds, Ser. A2	4.10	9/1/2046	2,500,000		2,500,000
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2027	10,000,000		10,342,134
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2038	1,000,000		991,366
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2036	1,250,000		1,254,528
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2026	7,000,000		7,190,526
				37,869,555
Florida - 4.5%
Broward County Tourist Development, Revenue Bonds, Refunding (Convention Center Expansion Project)	4.00	9/1/2036	5,000,000		5,027,270
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System Project) Ser. B2	5.00	10/1/2031	3,000,000	[a]	3,192,102

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Florida - 4.5% (continued)
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2035	1,000,000		1,018,190
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2033	3,610,000		3,205,955
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (BayCare Health System Obligated Group) (LOC; TD Bank NA) Ser. C	3.35	11/1/2038	3,900,000	[d]	3,900,000
Jacksonville Housing Authority, Revenue Bonds (Westwood Apartments)	5.00	2/1/2034	8,500,000		8,891,637
Manatee County Public Utilities, Revenue Bonds, Refunding	5.00	10/1/2041	3,000,000		3,272,656
Miami-Dade County, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	10,000,000		10,010,014
Miami-Dade County Educational Facilities Authority, Revenue Bonds, Refunding (University of Miami) (Insured; American Municipal Bond Assurance Corp.) Ser. B	5.25	4/1/2028	8,360,000		8,815,064
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2036	5,000,000		5,033,904
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2025	3,000,000		3,052,542
Palm Beach County School District, COP, Ser. B	5.25	8/1/2036	5,400,000		6,124,020
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2041	2,095,000		2,257,310
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2042	1,100,000		1,179,334
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2043	2,260,000		2,414,896
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2040	1,000,000		1,081,806
South Florida Water Management District, COP, Refunding	5.00	10/1/2035	10,000,000		10,181,343
The Miami-Dade County School Board, COP, Refunding, Ser. A	5.00	5/1/2032	5,475,000		5,522,954
				84,180,997
Georgia - 1.2%
Main Street Natural Gas, Revenue Bonds, Ser. A	4.00	9/1/2027	10,000,000	[a]	9,982,665
Main Street Natural Gas, Revenue Bonds, Ser. B	5.00	6/1/2029	5,000,000	[a]	5,197,725

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Georgia - 1.2% (continued)
Main Street Natural Gas, Revenue Bonds, Ser. D	5.00	12/1/2030	2,000,000	[a] 2,092,346
The Burke County Development Authority, Revenue Bonds, Refunding (Georgia Power Co.)	2.88	8/19/2025	5,650,000	[a] 5,549,800
				22,822,536
Hawaii - .5%
Hawaii, GO, Refunding, Ser. FH	4.00	10/1/2030	5,625,000	5,596,447
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2038	2,200,000	2,348,459
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,420,000	1,506,703
				9,451,609
Idaho - .4%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2034	400,000	395,811
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2035	275,000	271,599
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2033	575,000	569,384
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	3/1/2030	500,000	533,316
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	3/1/2031	400,000	430,643
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	3/1/2032	400,000	434,042
Idaho Housing & Finance Association, Revenue Bonds, Ser. A	5.00	8/15/2042	5,000,000	5,500,559
				8,135,354
Illinois - 10.9%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2035	1,000,000	1,034,947
Chicago II, GO, Refunding, Ser. 2005D	5.50	1/1/2037	10,010,000	10,058,926

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Illinois - 10.9% (continued)
Chicago II, GO, Refunding, Ser. 2007F	5.50	1/1/2035	3,750,000		3,773,292
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	3,000,000		3,047,185
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2034	10,000,000		10,700,470
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	8,000,000		8,452,884
Chicago II, GO, Ser. A	5.00	1/1/2026	1,430,000		1,437,430
Chicago II, GO, Ser. A	5.00	1/1/2025	1,570,000	[e]	1,578,322
Chicago Il, GO, Refunding, Ser. A	5.75	1/1/2034	3,585,000		3,723,883
Chicago Il Wastewater Transmission, Revenue Bonds, Refunding	5.00	1/1/2025	375,000		377,736
Chicago Il Wastewater Transmission, Revenue Bonds, Refunding	5.00	1/1/2025	1,735,000		1,746,371
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2037	3,000,000		3,166,448
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2032	1,000,000		1,005,318
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2039	5,700,000		5,837,571
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2036	2,000,000		2,211,729
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2035	2,000,000		2,217,733
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2037	2,350,000		2,589,112
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2032	1,000,000		1,002,277
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2034	10,210,000		10,203,331
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2035	4,250,000		4,246,148
Chicago Park District, GO, Refunding, Ser. D	4.00	1/1/2032	960,000		962,186
Chicago Park District, GO, Refunding, Ser. F2	4.00	1/1/2038	2,000,000		1,964,544
Chicago Park District, GO, Refunding, Ser. F2	4.00	1/1/2036	1,250,000		1,246,193
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2026	975,000		993,400
Chicago Park District, GO, Ser. B	5.00	1/1/2029	1,375,000		1,461,082
Chicago Park District, GO, Ser. B	5.00	1/1/2035	2,500,000		2,777,006

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Illinois - 10.9% (continued)
Cook County Community Consolidated School District No. 34, GO, Ser. A	3.00	12/1/2036	6,265,000		5,400,235
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2029	1,480,000		1,511,662
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2031	1,000,000		1,024,235
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2030	1,220,000		1,249,611
Cook County II, GO, Refunding, Ser. A	5.00	11/15/2029	3,750,000		4,048,281
Cook County ll, Revenue Bonds, Refunding	5.00	11/15/2033	6,050,000		6,274,191
DuPage & Cook Counties Township High School District No. 86, GO	4.00	1/15/2035	5,205,000		5,239,840
DuPage County School District No. 60, GO, Ser. A	4.00	12/30/2032	1,500,000		1,492,717
Illinois, GO, Refunding	5.00	2/1/2026	5,000,000		5,094,293
Illinois, GO, Refunding, Ser. A	5.00	10/1/2025	4,000,000		4,060,272
Illinois, GO, Refunding, Ser. A	5.00	10/1/2024	2,000,000		2,005,802
Illinois, GO, Ser. A	5.00	3/1/2031	480,000		516,995
Illinois, GO, Ser. A	5.00	3/1/2032	2,045,000		2,194,445
Illinois, GO, Ser. B	5.00	5/1/2036	3,000,000		3,304,904
Illinois, GO, Ser. B	5.00	5/1/2037	3,500,000		3,841,940
Illinois, GO, Ser. B	5.00	12/1/2030	5,750,000		6,178,264
Illinois, GO, Ser. D	5.00	11/1/2028	10,120,000		10,489,095
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2025	3,225,000		3,307,603
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2026	4,290,000		4,496,398
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2024	5,030,000		5,035,470
Illinois, Revenue Bonds, Ser. B	5.00	6/15/2039	13,515,000		14,667,124
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B2	5.00	11/15/2026	3,000,000	[a]	3,057,494
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2042	3,120,000		3,401,126

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Illinois - 10.9% (continued)
Kane Cook & DuPage Counties Community College District No. 509, GO, Refunding (Elgin Community College)	3.00	12/15/2032	5,000,000		4,570,753
Kendall County Forest Preserve District, GO, Refunding (Insured; Build America Mutual)	4.00	1/1/2027	2,270,000		2,275,323
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2037	3,530,000		3,751,674
University of Illinois Auxiliary Facilities System, Revenue Bonds, Refunding	5.25	4/1/2044	2,000,000		2,205,825
University of Illinois Auxiliary Facilities System, Revenue Bonds, Refunding	5.25	4/1/2043	3,000,000		3,321,831
				201,832,927
Indiana - 2.2%
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2027	740,000		756,752
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2028	775,000		795,706
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. B	2.10	11/1/2026	2,700,000	[a]	2,547,080
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B1	5.00	7/1/2028	5,000,000	[a]	5,203,936
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B2	5.00	7/1/2030	11,025,000	[a]	11,753,511
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A4	4.25	12/1/2039	5,000,000	[d]	5,000,000
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2044	1,500,000		1,606,408
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2043	710,000		762,848

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Indiana - 2.2% (continued)
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2037	1,890,000		2,094,814
Whiting, Revenue Bonds, Refunding (BP Products North America)	5.00	6/5/2026	10,000,000	[a]	10,169,641
				40,690,696
Iowa - .1%
Iowa Finance Authority, Revenue Bonds, Refunding (Sustainable Bond)	5.00	8/1/2039	2,240,000		2,491,296
Kentucky - 3.6%
Kentucky Property & Building Commission, Revenue Bonds (Project No. 112) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	2/1/2028	5,150,000		5,271,501
Kentucky Property & Building Commission, Revenue Bonds (Project No. 112) Ser. A	5.00	2/1/2031	3,000,000		3,064,601
Kentucky Property & Building Commission, Revenue Bonds (Project No. 126) Ser. A	5.00	5/1/2041	3,000,000		3,209,064
Kentucky Property & Building Commission, Revenue Bonds (Project No. 130) Ser. A	5.00	11/1/2042	2,440,000		2,644,765
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	5/1/2055	15,150,000	[a]	15,837,921
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	10,325,000	[a]	10,322,063
Kentucky Public Energy Authority, Revenue Bonds, Ser. C	4.00	2/1/2028	15,950,000	[a]	15,863,428
Kentucky Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	5,000,000		5,133,801
University of Kentucky, Revenue Bonds, Ser. B	5.00	4/1/2037	5,220,000		5,881,803
				67,228,947
Louisiana - .2%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. A	1.30	2/1/2028	5,000,000	[a]	4,373,678
Maryland - 1.4%
Howard County Housing Commission, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	1.20	6/1/2027	2,000,000		1,773,250
Maryland Community Development Administration, Revenue Bonds, Refunding, Ser. B	4.00	9/1/2049	2,210,000		2,187,817

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Maryland - 1.4% (continued)
Maryland Stadium Authority, Revenue Bonds, (Football Stadium Issue) Ser. A	5.00	9/1/2037	2,805,000		3,107,500
Maryland Stadium Authority, Revenue Bonds, (Football Stadium Issue) Ser. A	5.00	3/1/2031	7,585,000		8,322,581
Montgomery County, GO, Refunding, Ser. A	5.00	11/1/2024	10,000,000	[e]	10,057,369
				25,448,517
Massachusetts - 1.2%
Massachusetts, GO, Refunding, Ser. B	5.00	5/1/2041	9,890,000		10,882,640
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College)	5.00	1/1/2035	2,000,000		2,010,788
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2033	5,000,000		5,057,966
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2029	2,250,000		2,345,379
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2028	2,000,000		2,071,679
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1	4.08	12/1/2037	500,000	[d]	500,000
				22,868,452
Michigan - 1.5%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2032	1,000,000		1,000,306
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2031	1,000,000		1,000,354
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2029	1,350,000		1,350,595
Michigan Finance Authority, Revenue Bonds (Drinking Water Revolving Fund)	5.00	10/1/2043	3,100,000		3,349,007

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Michigan - 1.5% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding (McLaren Health Care Corp. Obligated Group) Ser. D2	1.20	4/13/2028	5,000,000	[a]	4,385,562
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Corp. Obligated Group)	4.00	12/1/2036	3,000,000		3,005,053
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Corp. Obligated Group)	4.00	12/1/2035	2,500,000		2,512,263
Utica Community Schools, GO (Insured; Qualified School Board Loan Fund)	5.00	5/1/2039	1,500,000		1,676,530
Utica Community Schools, GO (Insured; Qualified School Board Loan Fund)	5.00	5/1/2038	2,400,000		2,693,776
Utica Community Schools, GO (Insured; Qualified School Board Loan Fund)	5.00	5/1/2033	5,470,000		6,150,171
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2029	600,000		640,949
				27,764,566
Minnesota - .8%
Minnesota, GO, Refunding, Ser. D	3.00	10/1/2030	6,560,000		6,251,112
Minnesota Higher Education Facilities Authority, Revenue Bonds (University of St. Thomas) Ser. A	5.00	10/1/2039	3,810,000		4,126,814
Minnesota Higher Education Facilities Authority, Revenue Bonds (University of St. Thomas) Ser. A	5.00	10/1/2038	3,620,000		3,954,522
Minnesota Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. B	4.00	7/1/2047	390,000		386,971
				14,719,419
Mississippi - .1%
Mississippi Business Finance Corp., Revenue Bonds (Chevron USA Project) Ser. E	4.00	12/1/2030	1,700,000	[d]	1,700,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Missouri - 1.3%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2030	2,000,000	2,115,095
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2031	2,100,000	2,233,335
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2032	2,200,000	2,356,308
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2029	1,700,000	1,788,695
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2026	1,000,000	1,023,134
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2027	1,400,000	1,449,251
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2028	1,655,000	1,727,805
Grain Valley No R-V School District, GO, Ser. A	5.00	3/1/2038	5,250,000	5,478,572
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2035	2,000,000	1,998,061
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2034	3,500,000	3,491,874
				23,662,130
Montana - .2%
Montana Board of Housing, Revenue Bonds, Ser. A2	3.50	6/1/2044	1,025,000	1,015,361

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Montana - .2% (continued)
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2027	500,000	517,620
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2029	1,200,000	1,266,371
				2,799,352
Nebraska - .4%
Central Plains Energy, Revenue Bonds, Refunding (Project No. 4) Ser. A	5.00	11/1/2029	5,000,000	[a] 5,212,140
Nebraska Investment Finance Authority, Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. C	5.50	9/1/2053	2,470,000	2,568,782
				7,780,922
Nevada - 1.8%
Clark County, Revenue Bonds	5.00	7/1/2040	10,000,000	10,990,293
Clark County School District, GO, Ser. A	5.00	6/15/2038	4,120,000	4,564,623
Clark County Water Reclamation District, GO, Refunding	3.00	7/1/2031	2,520,000	2,353,316
Las Vegas Valley Water District, GO, Refunding, Ser. C	4.00	6/1/2036	6,295,000	6,425,291
Nevada, GO, Refunding, Ser. A	3.00	5/1/2035	4,755,000	4,266,233
Nevada Housing Division, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.00	4/1/2049	1,465,000	1,449,499
Washoe County, Revenue Bonds, Refunding (Sierra Pacific Power Co.) Ser. B	3.63	10/1/2029	4,015,000	[a] 3,954,764
				34,004,019
New Jersey - 3.9%
Fair Lawn, GO	2.00	9/1/2029	2,215,000	1,960,088
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	3.00	6/1/2032	5,000,000	4,672,778
New Jersey Economic Development Authority, Revenue Bonds (Sustainable Bond) Ser. QQQ	4.00	6/15/2034	1,000,000	1,012,085
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2026	1,000,000	1,025,189

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New Jersey - 3.9% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2024	1,000,000		1,000,568
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2025	1,060,000		1,073,264
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	6/15/2025	4,245,000		4,333,931
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2028	5,000,000		5,317,169
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2033	5,000,000		5,260,861
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2032	7,300,000		8,042,525
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	2,000,000	[f]	2,263,498
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	1,000,000	[f]	1,119,949
Sussex County, GO, Refunding	2.00	6/15/2030	1,945,000		1,683,823
Sussex County, GO, Refunding	2.00	6/15/2029	1,945,000		1,728,044
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2034	8,400,000		8,821,131
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	12,000,000		12,615,287
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	10,000,000		10,520,342
				72,450,532
New Mexico - .3%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	3/1/2053	1,810,000		1,729,555
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. D	5.30	9/1/2048	3,015,000		3,086,424
				4,815,979

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 14.1%
Battery Park Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/1/2048	4,500,000	4,879,749
Metropolitan Transportation Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/15/2035	10,000,000	10,351,049
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B	5.00	11/15/2027	2,365,000	2,482,862
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B1	5.00	11/15/2036	9,025,000	9,280,577
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2034	2,500,000	2,621,805
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2031	7,400,000	7,561,042
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2037	1,580,000	1,646,908
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2031	10,000,000	10,309,277
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000	4,949,860
New York City, GO, Refunding, Ser. F1	5.00	8/1/2030	10,000,000	10,875,423
New York City, GO, Refunding, Ser. F1	5.00	8/1/2035	2,000,000	2,248,751
New York City, GO, Ser. C	5.25	3/1/2047	5,000,000	5,489,277
New York City, GO, Ser. D	5.00	4/1/2038	1,605,000	1,791,866
New York City, GO, Ser. D1	4.00	3/1/2042	1,500,000	1,465,256
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond)	2.15	11/1/2028	1,290,000	1,159,556
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	3,000,000	2,897,181
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2029	2,000,000	2,123,074

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 14.1% (continued)
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2028	1,350,000		1,414,925
New York City Municipal Water Finance Authority, Revenue Bonds (LOC; Citibank NA) Ser. F2	4.15	6/15/2035	3,900,000	[d]	3,900,000
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. CC	4.00	6/15/2041	6,800,000	[d]	6,800,000
New York City Transitional Finance Authority, Revenue Bonds, Ser. E1	5.00	2/1/2037	5,000,000		5,083,692
New York City Transitional Finance Authority, Revenue Bonds, Ser. F1	5.00	2/1/2037	2,790,000		3,145,628
New York City Transitional Finance Authority, Revenue Bonds, Ser. F1	5.00	2/1/2042	3,000,000		3,282,120
New York City Transitional Finance Authority, Revenue Bonds, Ser. F1	5.00	2/1/2044	8,145,000		8,771,792
New York City Transitional Finance Authority, Revenue Bonds, Ser. G1	5.00	5/1/2043	5,000,000		5,456,580
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	15,400,000	[g]	15,427,740
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project)	5.15	11/15/2034	3,500,000	[g]	3,515,140
New York Liberty Development Corp., Revenue Bonds, Refunding (Sustainable Bond) Ser. A	1.45	11/15/2029	5,000,000		4,147,670
New York Liberty Development Corp., Revenue Bonds, Refunding, Ser. 1WTC	3.00	2/15/2042	5,000,000		4,057,751
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2037	1,595,000		1,750,811
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2034	10,000,000		11,169,578
New York State Dormitory Authority, Revenue Bonds, Refunding (The New York & Presbyterian Hospital Obligated Group) Ser. A	5.00	8/1/2036	5,000,000		5,574,637

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 14.1% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2038	5,000,000	4,986,217
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2039	4,900,000	4,847,907
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2034	7,500,000	7,645,403
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A1	5.00	3/15/2040	10,000,000	10,985,440
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2038	8,815,000	9,110,296
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 189	3.25	4/1/2025	1,000,000	992,256
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 220	2.40	10/1/2034	10,545,000	8,473,199
New York State Mortgage Agency, Revenue Bonds, Ser. 223	2.65	10/1/2034	7,020,000	5,990,555
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000	2,488,269
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2041	2,000,000	1,997,893
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 23	5.00	8/1/2042	700,000	763,263
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 23	5.00	8/1/2041	730,000	797,961
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 234	5.25	8/1/2047	5,000,000	5,290,135
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2032	595,000	620,461
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	4.00	11/15/2032	2,500,000	2,628,962

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 14.1% (continued)
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	4.00	11/15/2034	1,170,000		1,213,827
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	4.00	11/15/2037	1,150,000		1,164,604
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2037	4,980,000		5,043,244
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2035	5,000,000		5,153,066
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	0.00	11/15/2029	10,000,000	[b]	7,994,729
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C2	3.00	5/15/2033	4,800,000		4,435,656
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2031	1,625,000		1,734,469
Webster Central School District, GO, Refunding (Insured; State Aid Withholding)	2.00	6/15/2030	1,180,000		1,013,702
				261,003,091
Ohio - 1.5%
Cuyahoga County, Revenue Bonds (Ballpark Imp Project) Ser. A	4.00	1/1/2037	4,185,000		4,266,589
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	4.00	8/1/2037	695,000		690,279
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	5.00	8/1/2036	500,000		534,664
Ohio Air Quality Development Authority, Revenue Bonds (Ohio Valley Electric Corp.)	2.60	10/1/2029	2,500,000	[a]	2,165,573
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2042	3,205,000		2,943,865
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2037	4,835,000		4,636,238

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Ohio - 1.5% (continued)
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.50	3/1/2047	645,000		643,069
Ohio Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D	4.00	3/1/2047	1,005,000		996,696
The University of Akron, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	5,000,000		5,095,813
Wadsworth School District, GO	3.00	12/1/2045	2,040,000		1,526,946
Wadsworth School District, GO	4.00	12/1/2056	1,500,000		1,396,640
Warrensville Heights School District, GO, Refunding (Insured; Build America Mutual)	5.00	12/1/2044	600,000		601,601
Warrensville Heights School District, GO, Refunding (Insured; Build America Mutual)	5.00	12/1/2024	1,440,000	[e]	1,449,526
				26,947,499
Oklahoma - .3%
Oklahoma, GO	2.00	3/1/2029	5,190,000		4,605,147
Oregon - 2.0%
Oregon, GO, Refunding (Veterans Welfare) Ser. J	4.10	6/1/2039	1,600,000	[d]	1,600,000
Oregon Business Development Commission, Revenue Bonds (Intel Corp. Project) Ser. 232	3.80	6/15/2028	7,000,000	[a]	6,949,103
Oregon Housing & Community Services Department, Revenue Bonds, Ser. A	4.00	1/1/2047	705,000		701,242
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2037	13,635,000		13,708,239
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2033	11,435,000		11,565,564
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Salem Health Project) Ser. A	5.00	5/15/2038	2,095,000		2,183,025
				36,707,173
Pennsylvania - 7.2%
Allegheny County Airport Authority, Revenue Bonds, Ser. A	5.00	1/1/2027	2,000,000		2,049,771
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University of the Holy Spirit) Ser. 20	5.00	3/1/2029	1,005,000		1,063,246

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Pennsylvania - 7.2% (continued)
Chester County Health & Education Facilities Authority, Revenue Bonds, Refunding (Main Line Health System Obligated Group) Ser. A	4.00	10/1/2037	2,105,000		2,098,945
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2031	3,500,000		3,663,266
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2030	4,000,000		4,184,847
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. A	2.00	10/1/2029	1,000,000		865,361
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	2/15/2027	12,665,000	[a]	12,993,882
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2030	5,000,000	[a]	5,273,721
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Masonic Homes Project) (LOC; JPMorgan Chase Bank NA) Ser. D	4.00	7/1/2034	2,100,000	[d]	2,100,000
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,155,000		1,128,367
Pennsylvania, GO	3.00	5/15/2035	3,000,000		2,731,185
Pennsylvania, GO	3.00	5/15/2034	5,280,000		4,744,897
Pennsylvania, GO	3.50	3/1/2031	5,000,000		4,838,524
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Villanova University Project)	5.00	8/1/2049	8,000,000		8,589,118
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2036	3,750,000		3,747,660
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV1	4.00	6/15/2032	1,355,000		1,357,706
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV1	4.00	6/15/2031	2,505,000		2,512,094

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Pennsylvania - 7.2% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ser. AT-1	5.00	6/15/2029	4,935,000		5,035,122
Pennsylvania Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. 143A	4.95	10/1/2038	9,000,000		9,425,596
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	4,690,000		4,390,786
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	4.00	10/1/2046	645,000		640,703
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 118B	3.80	10/1/2035	3,000,000		2,844,806
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2038	10,000,000		10,367,352
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B2	5.00	6/1/2033	5,000,000		5,188,915
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (LOC; TD Bank NA)	3.34	12/1/2038	1,100,000	[d]	1,100,000
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (LOC; TD Bank NA)	3.34	12/1/2039	1,600,000	[d]	1,600,000
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2029	7,925,000		8,126,961
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,125,000		1,136,822
Philadelphia Airport, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	2,475,000		2,577,843
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2025	850,000		862,139
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2029	1,000,000		1,047,193
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2028	1,000,000		1,037,285
State Public School Building Authority, Revenue Bonds, Refunding (The Philadelphia School District) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2031	5,000,000		5,121,002

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Pennsylvania - 7.2% (continued)
The Pennsylvania University, Revenue Bonds, Ser. A	5.00	9/1/2042	5,000,000	5,160,828
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2027	500,000	518,188
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2026	500,000	511,976
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2024	600,000	601,463
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2025	500,000	508,179
West Mifflin School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2028	1,000,000	1,027,058
				132,772,807
Rhode Island - 1.5%
Rhode Island, GO, Ser. A	5.00	8/1/2038	14,075,000	15,584,195
Rhode Island Health & Educational Building Corp., Revenue Bonds (Providence College)	5.00	11/1/2047	2,045,000	2,067,337
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Insured; Government National Mortgage Association) Ser. 70	4.00	10/1/2049	2,030,000	2,009,589
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76A	3.00	10/1/2051	5,620,000	5,365,287
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76A	5.00	4/1/2027	500,000	516,439
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76A	5.00	4/1/2029	535,000	565,660
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76A	5.00	10/1/2026	300,000	307,896
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76A	5.00	10/1/2028	525,000	550,275
				26,966,678
South Carolina - .5%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Novant Health Obligated Group) Ser. A	5.00	11/1/2034	2,250,000	2,532,544

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
South Carolina - .5% (continued)
South Carolina Public Service Authority, Revenue Bonds (Santee Cooper) Ser. A	4.00	12/1/2037	2,750,000		2,717,505
South Carolina Public Service Authority, Revenue Bonds (Santee Cooper) Ser. A	5.00	12/1/2033	3,750,000		4,066,425
				9,316,474
Tennessee - 1.2%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	4.12	2/1/2038	800,000	[d]	800,000
Knoxville, GO, Refunding	3.00	5/1/2036	2,830,000		2,570,384
Nashville & Davidson County Metropolitan Government, GO, Refunding	2.50	1/1/2029	5,000,000		4,575,518
Tennessee Energy Acquisition Corp., Revenue Bonds, Refunding (Gas Project) Ser A1	5.00	5/1/2028	1,105,000	[a]	1,141,909
Tennessee Housing Development Agency, Revenue Bonds, Ser. 1B	3.50	1/1/2047	510,000		504,042
Tennessee Housing Development Agency, Revenue Bonds, Ser. 2B	4.00	1/1/2042	520,000		515,061
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2026	1,900,000		1,937,562
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2033	1,000,000		1,059,730
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2039	6,000,000		6,256,922
Williamson County, GO	3.10	4/1/2035	2,185,000		2,006,757
				21,367,885
Texas - 10.8%
Alief Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2040	3,445,000		3,454,807
Alief Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2039	3,605,000		3,638,345
Arlington, Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2034	4,180,000		4,199,543
Arlington Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2040	2,000,000		2,192,627
Arlington Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2039	1,000,000		1,103,891

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Texas - 10.8% (continued)
Austin Airport System, Revenue Bonds, Refunding	5.00	11/15/2025	5,000,000	5,067,965
Bexar County, Revenue Bonds, Refunding (Tax Exempt Venue Project)	5.00	8/15/2027	1,110,000	1,140,018
Central Texas Regional Mobility Authority, BAN, Ser. F	5.00	1/1/2025	3,500,000	3,501,246
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding, Ser. D	4.00	1/1/2035	6,000,000	6,092,235
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2035	1,100,000	1,120,525
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2033	2,220,000	2,272,787
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2031	5,000,000	5,525,868
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2031	5,000,000	5,343,189
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2036	1,000,000	939,956
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2038	2,000,000	1,855,196
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2028	2,220,000	2,198,693
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2035	2,000,000	1,904,284
Dallas Hotel Occupancy, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	8/15/2038	1,000,000	954,855
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	690,000	560,229
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.75	8/15/2034	1,000,000	1,000,132
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	3.00	3/1/2036	4,330,000	3,790,707

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Texas - 10.8% (continued)
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	3.00	3/1/2035	4,310,000		3,812,075
Fort Worth Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2039	1,000,000		1,110,785
Fort Worth Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2038	1,000,000		1,118,670
Fort Worth Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2036	1,275,000		1,441,442
Greater Texoma Utility Authority, Revenue Bonds (Sherman Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2039	5,635,000		6,078,243
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds (Memorial Hermann Health System Obligated Group)	5.00	12/1/2026	10,795,000	[a]	11,040,923
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds (Texas Children's Hospital Obligated Group) (LOC; TD Bank NA)	3.35	10/1/2045	2,200,000	[d]	2,200,000
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Texas Children's Hospital Obligated Group)	5.00	10/1/2031	5,000,000	[a]	5,449,478
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2037	1,545,000		1,515,133
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2038	1,855,000		1,809,117
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2033	500,000		541,872
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2029	250,000		266,944
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2028	100,000		105,625
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2030	500,000		538,660
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2031	985,000		1,068,115
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2032	300,000		325,190
Houston, GO, Refunding, Ser. A	3.00	3/1/2037	2,305,000		1,979,935
Houston, GO, Refunding, Ser. A	3.00	3/1/2036	1,500,000		1,308,342

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Texas - 10.8% (continued)
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2036	2,000,000	1,946,703
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2035	1,145,000	1,113,538
Houston Community College System, GO, Refunding	4.00	2/15/2036	5,000,000	5,020,657
Houston Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2028	1,350,000	1,415,717
Houston Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2027	1,720,000	1,785,761
Houston Hotel Occupancy, Revenue Bonds, Refunding	5.00	9/1/2026	1,750,000	1,797,605
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/15/2041	2,135,000	2,314,495
North Texas Tollway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2034	5,015,000	5,032,491
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	8,650,000	8,806,661
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	3,000,000	3,015,782
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	1,875,000	1,905,841
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2030	1,750,000	1,779,027
Pewitt Consolidated Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2039	1,110,000	1,204,018
San Antonio Texas Electric & Gas Systems, Revenue Bonds, Refunding	4.00	2/1/2030	5,740,000	5,755,190
Southwest Higher Education Authority, Revenue Bonds, Refunding (Southern Methodist University)	5.00	10/1/2028	4,500,000	4,629,858
Southwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2041	2,000,000	2,163,496
Southwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2040	1,965,000	2,132,381
Southwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2039	1,500,000	1,635,735

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Texas - 10.8% (continued)
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A	5.00	7/1/2032	2,750,000	[a]	3,027,463
Texarkana Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2036	1,400,000		1,560,659
Texarkana Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2035	1,520,000		1,696,495
Texarkana Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2034	2,500,000		2,791,302
Texas, GO, Ser. B	3.45	12/1/2041	5,000	[d]	5,000
Texas, GO, Ser. B	3.45	12/1/2043	250,000	[d]	250,000
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2035	1,330,000		1,333,455
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2035	1,250,000		1,251,912
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2033	1,215,000		1,220,701
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2033	2,750,000		2,763,127
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2034	1,500,000		1,505,107
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2034	1,500,000		1,506,057
Texas Public Finance Authority, Revenue Bonds, Refunding	4.00	2/1/2039	2,000,000		2,009,598
Texas Tech University System, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2040	3,750,000		4,130,454
Texas Water Development Board, Revenue Bonds	4.50	10/15/2037	5,700,000		6,043,999

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Texas - 10.8% (continued)
Texas Water Development Board, Revenue Bonds	5.00	8/1/2031	9,575,000		10,629,383
University of Houston, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2033	5,000,000		5,098,313
				199,845,628
U.S. Related - .3%
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000		2,042,848
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	2,000,000		2,042,639
Puerto Rico, GO, Ser. A	0.00	7/1/2024	3,221	[b]	3,210
Puerto Rico, GO, Ser. A	0.00	7/1/2033	25,549	[b]	16,968
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	15,316		14,860
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	20,824		19,356
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	21,657		19,587
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	17,845		17,531
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	19,853		19,853
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	22,111		22,304
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	21,911		22,912
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	21,555		23,201
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	20,936		23,338
Puerto Rico, Notes	2.63	11/1/2043	122,467	[d]	76,083
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. ZZ	5.25	7/1/2018	2,500,000	[h]	656,250
				5,020,940
Utah - 1.1%
Intermountain Power Agency, Revenue Bonds, Ser. A	5.00	7/1/2042	4,000,000		4,341,740
Jordan School District, GO (Insured; School Board Guaranty)	2.00	6/15/2033	1,250,000		1,008,144
Jordan School District, GO (Insured; School Board Guaranty)	2.00	6/15/2032	1,225,000		1,005,524
Nebo School District, GO, Refunding (Insured; School Bond Guaranty)	2.00	7/1/2033	4,490,000		3,583,273
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2031	2,400,000		2,447,708
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2030	2,000,000		2,041,471
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2029	2,500,000		2,561,483
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2030	215,000		231,890

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Utah - 1.1% (continued)
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2031	235,000	255,669
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2028	225,000	236,757
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2029	200,000	213,452
Wasatch County School District Board of Education, GO (Insured; School Board Guaranty)	3.00	2/1/2032	3,490,000	3,237,252
				21,164,363
Vermont - .6%
University of Vermont & Agricultural College, Revenue Bonds, Refunding	5.00	10/1/2040	740,000	747,909
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Refunding (University of Vermont Medical Center Obligated Group) Ser. A	5.00	12/1/2032	10,000,000	10,183,980
				10,931,889
Washington - 4.5%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. S1	3.00	11/1/2036	10,000,000	8,905,255
Franklin County School District No. 1, GO, Refunding (Insured; School Board Guaranty)	5.00	12/1/2038	5,000,000	5,537,486
King County Housing Authority, Revenue Bonds (Kirkland Heights Project) Ser. A	5.00	1/1/2028	5,225,000	5,312,426
Port of Seattle, Revenue Bonds, Refunding	5.00	8/1/2028	5,000,000	5,200,864
Port of Seattle, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2030	2,800,000	2,957,414
Port of Seattle, Revenue Bonds, Ser. A	5.00	5/1/2026	5,000,000	5,096,410
Snohomish County, GO, Refunding, Ser. A	2.00	12/1/2032	5,450,000	4,409,803

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Washington - 4.5% (continued)
University of Washington, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2041	4,500,000		4,957,021
Washington, GO, Refunding, Ser. C	5.00	2/1/2040	10,000,000		11,129,077
Washington, GO, Refunding, Ser. R-2023B	5.00	7/1/2038	11,690,000		13,137,017
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. B	5.00	10/1/2032	2,500,000		2,587,389
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	3.00	12/1/2034	435,000	[g]	384,920
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	3.00	12/1/2035	445,000	[g]	387,745
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	5.00	3/1/2038	4,500,000		4,514,458
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2027	2,175,000		2,204,487
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2025	1,700,000		1,709,667
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2026	2,000,000		2,015,736
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2027	500,000		515,339
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2029	500,000		527,393
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2032	500,000		531,405
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2031	790,000		838,887
				82,860,199

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Wisconsin - .2%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Health Credit Group) Ser. A	5.00	11/15/2039	4,000,000	4,053,825
Total Long-Term Municipal Investments (cost $1,899,983,526)			1,839,325,083
Description	Annualized Yield (%)	MaturityDate	Principal Amount ($)	Value ($)
Short-Term Investments - .8%
U.S. Government Securities
U.S. Treasury Bills (cost $14,978,123)	5.33	6/11/2024	15,000,000	[i] 14,982,452
Total Investments (cost $1,914,961,649)			100.1%	1,854,307,535
Liabilities, Less Cash and Receivables			(0.1%)	(1,034,620)
Net Assets			100.0%	1,853,272,915

COP—Certificate of Participation

GO—General Obligation

TSFR—Term Secured Overnight Financing Rate Reference Rates

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of May 31, 2024.

g Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, these securities were valued at $19,715,545 or 1.06% of net assets.

h Non-income producing—security in default.

i Security is a discount security. Income is recognized through the accretion of discount.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury Ultra Long Bond	43	9/19/2024	5,260,464	5,264,813	(4,349)
Gross Unrealized Depreciation				(4,349)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund

May 31, 2024 (Unaudited)

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	1,839,325,083	-	1,839,325,083
U.S. Treasury Securities	-	14,982,452	-	14,982,452
Liabilities ($)
Other Financial Instruments:
Futures††	(4,349)	-	-	(4,349)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust's Board of Trustees (the "Board") has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2024, accumulated net unrealized depreciation on investments was $60,658,463, consisting of $9,502,656 gross unrealized appreciation and $70,161,119 gross unrealized depreciation.

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.